Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	$ 454,602	[1]	$ 364,994
Additions	(356,394)		(195,494)
Disposals and transfers	(227,750)		(45,686)
Borrowing costs, net	(13,676)		2,943
Other movements	(9)		7
Conversion effects			(12,853)
Depreciation	(90,790)		(50,297)		$ (37,383)
Balance at end of the year	478,771		454,602	[1]	364,994
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	661,242
Balance at end of the year	765,103		661,242
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(206,640)
Balance at end of the year	(286,332)		(206,640)
Spare engine leases
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	382
Depreciation	(309)		(1,917)
Balance at end of the year	795		382
Flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	41,914		23,356
Additions	(17,091)		(25,503)
Disposals and transfers	(1,656)		(137)
Conversion effects			(1,018)
Depreciation	(5,182)		(5,790)
Balance at end of the year	52,167		41,914		23,356
Flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	106,575
Balance at end of the year	110,959		106,575
Flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(64,661)
Balance at end of the year	(58,792)		(64,661)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,246		1,354
Disposals and transfers			(1)
Other movements	107		735
Conversion effects			(42)
Depreciation	(607)		(800)
Balance at end of the year	746		1,246		1,354
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	7,457
Balance at end of the year	7,564		7,457
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(6,211)
Balance at end of the year	(6,818)		(6,211)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	200		392
Additions	(8)		(72)
Disposals and transfers			(3)
Other movements	(1)		26
Conversion effects			(10)
Depreciation	(95)		(277)
Balance at end of the year	112		200		392
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,400
Balance at end of the year	1,409		1,400
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(1,200)
Balance at end of the year	(1,297)		(1,200)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,252		1,590
Additions	(9)		(3)
Disposals and transfers	(2)		(171)
Other movements	67		148
Conversion effects			(44)
Depreciation	(232)		(274)
Balance at end of the year	1,094		1,252		1,590
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	2,933
Balance at end of the year	2,997		2,933
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(1,681)
Balance at end of the year	(1,903)		(1,681)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	289		385
Additions	(4)		(96)
Disposals and transfers			(123)
Other movements	(7)
Conversion effects			(7)
Depreciation	(51)		(62)
Balance at end of the year	235		289		385
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	535
Balance at end of the year	530		535
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(246)
Balance at end of the year	(295)		(246)
Workshop tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	56		167
Additions	(8)		(84)
Disposals and transfers			(14)
Conversion effects			(3)
Depreciation	(55)		(178)
Balance at end of the year	9		56		167
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	421
Balance at end of the year	429		421
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(365)
Balance at end of the year	(420)		(365)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	398		367
Additions			(236)
Disposals and transfers			(250)
Other movements	7		176
Conversion effects			(16)
Depreciation	(155)		(115)
Balance at end of the year	250		398		367
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	561
Balance at end of the year	565		561
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(163)
Balance at end of the year	(315)		(163)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	223		289
Disposals and transfers	(1)		(29)
Other movements	1		21
Conversion effects			(8)
Depreciation	(38)		(50)
Balance at end of the year	185		223		289
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	585
Balance at end of the year	582		585
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(362)
Balance at end of the year	(397)		(362)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	701		648
Additions	(47)		(206)
Disposals and transfers			(43)
Other movements	4		6
Conversion effects			(21)
Depreciation	(110)		(95)
Balance at end of the year	642		701		648
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,101
Balance at end of the year	1,131		1,101
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(400)
Balance at end of the year	(489)		(400)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	114		156
Additions	(7)
Conversion effects			(4)
Depreciation	(37)		(38)
Balance at end of the year	84		114		156
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	448
Balance at end of the year	452		448
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(334)
Balance at end of the year	(368)		(334)
Allowance for obsolescence [Member]
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year			150
Disposals and transfers			148
Conversion effects			2
Balance at end of the year					150
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	253,826		246,639
Additions	(166,571)		(55,749)
Disposals and transfers	(221,253)		(43,678)
Borrowing costs, net	(13,676)		2,943
Other movements	(13)
Conversion effects			(7,827)
Balance at end of the year	185,455		253,826		246,639
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	253,826
Balance at end of the year	185,455		253,826
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	26,522		2,684
Additions	(33,838)		(26,982)
Disposals and transfers	(4,838)		(1,385)
Other movements	(23,622)		(1,318)
Conversion effects			(441)
Balance at end of the year	31,900		26,522		2,684
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	26,522
Balance at end of the year	31,900		26,522
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	127,861		87,117
Additions	(138,811)		(86,563)
Other movements	23,448		213
Conversion effects			(3,414)
Depreciation	(84,228)		(42,618)
Balance at end of the year	205,892		127,861		$ 87,117
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	258,878
Balance at end of the year	421,130		258,878
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(131,017)
Balance at end of the year	$ (215,238)		$ (131,017)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.